Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Long-term notes:
Other long-term borrowings	$ 6.8	$ 8.4
Less amount classified as current	(1.6)	(1.2)
Total long-term debt	954.2	956.2
Senior notes due 2013 at 4.9% [Member]
Long-term notes:
Senior notes	250.0	250.0
Senior notes due 2017 at 6.6% [Member]
Long-term notes:
Senior notes	249.2	249.2
Senior notes due 2020 at 5.4% [Member]
Long-term notes:
Senior notes	249.8	249.8
Senior notes due 2033 at 6.0% [Member]
Long-term notes:
Senior notes	150.0	150.0
Series 1995 at 7.5% - due 2015 through 2025 [Member]
Medium-term notes:
Series 1995 at 7.5% - due 2015 through 2025	$ 50.0	$ 50.0